Allowance for Credit Losses - Collateral Dependent Loans Individually Evaluated (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance			$ 2,735	$ 22,785
Related Allowance			239	7,679
Amortized Cost, With No Related Allowance			6,335	8,000
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance			331	20,110
Related Allowance			41	7,558
Amortized Cost, With No Related Allowance			0	0
Owner-occupied commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance			1,397	516
Related Allowance			102	14
Amortized Cost, With No Related Allowance			1,184	2,327
Acquisition, construction & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance			0	0
Related Allowance			0	0
Amortized Cost, With No Related Allowance			0	0
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance			0	0
Related Allowance			0	0
Amortized Cost, With No Related Allowance			0	0
Single family residential (1-4 units)
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance			1,007	2,159
Related Allowance			96	107
Amortized Cost, With No Related Allowance			5,151	5,673
Consumer non-real estate and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance			0	0
Related Allowance			0	0
Amortized Cost, With No Related Allowance			$ 0	$ 0
Collateral-Dependent Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance	$ 0	$ 0
Related Allowance	0	0
Amortized Cost, With No Related Allowance	3,736	4,450
Amortized Cost	3,736	4,450
Collateral-Dependent Loans | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance	0	0
Related Allowance	0	0
Amortized Cost, With No Related Allowance	0	0
Amortized Cost	0	0
Collateral-Dependent Loans | Owner-occupied commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance	0	0
Related Allowance	0	0
Amortized Cost, With No Related Allowance	1,066	1,121
Amortized Cost	1,066	1,121
Collateral-Dependent Loans | Acquisition, construction & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance	0	0
Related Allowance	0	0
Amortized Cost, With No Related Allowance	0	0
Amortized Cost	0	0
Collateral-Dependent Loans | Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance	0	0
Related Allowance	0	0
Amortized Cost, With No Related Allowance	0	0
Amortized Cost	0	0
Collateral-Dependent Loans | Single family residential (1-4 units)
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance	0	0
Related Allowance	0	0
Amortized Cost, With No Related Allowance	2,670	3,329
Amortized Cost	2,670	3,329
Collateral-Dependent Loans | Consumer non-real estate and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized Cost, With Allowance	0	0
Related Allowance	0	0
Amortized Cost, With No Related Allowance	0	0
Amortized Cost	$ 0	$ 0